SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
SCHEDULE OF UNVESTED RESTRICTED STOCK

The following tables set forth the LTIP activity for the periods indicated (in US$ thousands, except share and per share amounts):

	Quarter ended
	September 30, 2021		September 30, 2020
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,357,225	$9.43	2,244,662	$7.72
Granted	191,250	$11.5	39,000	$8.46
Vested and issued	(242,017)	$9.92	(282,332)	$9.98
Forfeited	(64,172)	$9.75	(12,001)	$8.60
Unvested at End of Period	2,242,286	$9.47	1,989,329	$7.41

	Year-to-date period ended
	September 30, 2021		September 30, 2020
	Number of Restricted Shares	Weighted Average Value per Share	Number of Restricted Shares	Weighted Average Value per Share
Unvested at Beginning of Period	2,038,662	$7.38	1,502,590	$10.25
Granted	1,284,335	$11.89	1,119,905	$5.16
Vested and issued	(935,032)	$8.04	(590,264)	$10.18
Forfeited	(145,679)	$9.25	(43,002)	$9.74
Unvested at End of Period	2,242,286	$9.47	1,989,329	$7.41

SCHEDULE OF STOCK-BASED COMPENSATION

	Quarter ended		Year-to-date period ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020

Cost of Services	$1,316	$938	$3,494	$2,604
Selling, general and administrative expenses	1,437	1,141	3,859	3,237
Net cost	$2,753	$2,079	$7,353	$5,841